INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF STATEMENT OF INCOME
	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Hong Kong profits tax provision (benefits) for the year:
Current	431,511	462,004	(10,000)	(1,282)
Deferred	—	(391,820)	391,820	50,224
	431,511	70,184	381,820	48,942

SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE

	2020	2021	2022
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Preferential tax rate in Hong Kong	(3.6)%	(10.0)%	—
Expenses not deductible for tax (1)	0.1%	0.8%	—
Effect of tax rates in foreign jurisdiction	—	—	(9.8)%
Valuation allowance	—	—	(21.3)%
Permanent difference(2)	(3.7)%	(3.1)%	3.6%
Effective tax rate	9.3%	4.2%	(11.0)%

(1)	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to IPO.

(2)	Mainly represents non-taxable income due to governmental grants and other immaterial non-taxable interest. In 2022, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses.

SCHEDULE OF GEOGRAPHIC LOCATIONS

	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Hong Kong	4,639,265	1,724,548	(1,406,918)	(180,339)
Foreign	(8,129)	(75,740)	(2,053,540)	(263,224)
Total income (loss) before income taxes	4,631,136	1,648,808	(3,460,458)	(443,563)

SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES)

Significant components of the deferred tax assets (liabilities) are presented below:

	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Deferred tax assets:
Net operating loss carryforwards	—	391,820	715,179	91,672
Others	—	—	21,654	2,775
Deferred tax assets	—	391,820	736,833	94,447
Less: Valuation allowance	—	—	(736,833)	(94,447)
Total deferred tax assets, net	—	391,820	—	—